Columbia Acorn Trust

                               Columbia Acorn USA

                       Supplement dated October 4, 2005 to
                          Prospectus dated May 1, 2005

     On September 27, 2005, the board of trustees, including a majority of the independent trustees, negotiated with Columbia Wanger Asset Management, L.P. ("CWAM") and approved an amendment to the investment advisory agreement between the Trust and CWAM to provide an additional breakpoint in the advisory fees paid by Columbia Acorn USA to CWAM, reducing fees by 0.05% on net assets in excess of $500 million. Effective immediately, the advisory fees paid by Columbia Acorn USA to CWAM will be as follows:

              Fee Rate                    Asset Levels

               0.94%                      Up to $200 million
               0.89%                      $200 million to $500 million
               0.84%                      $500 million and over




                                                            SUP-47/90838-1005


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                              Columbia Acorn Trust

                               Columbia Acorn USA

                       Supplement dated October 4, 2005 to
                       Statement of Additional Information
                                dated May 1, 2005

On September 27, 2005, the board of trustees, including a majority of the independent trustees, negotiated with Columbia Wanger Asset Management, L.P. ("CWAM") and approved an amendment to the investment advisory agreement between the Trust and CWAM to provide an additional breakpoint in the advisory fees paid by Columbia Acorn USA to CWAM, reducing fees by 0.05% on the net asset levels in excess of $500 million. Effective immediately, the advisory fees paid by Columbia Acorn USA as shown in the advisory fees chart on page 41 of the Statement of Additional Information are deleted and replaced as follows:

                       AVERAGE DAILY NET ASSETS            ANNUAL FEE RATE

Columbia Acorn USA     Up to $200 million                       0.94%
                       $200 million to $500 million             0.89%
                       $500 million and over                    0.84%




                                                            SUP-39/91069-1005